Summary of Significant Accounting Policies - Deferred Offering Costs (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Deferred offering costs	$ 2,811	$ 0